Income Taxes - Components of income/(loss) before tax and income tax expense/(benefit) for PRC and non-PRC operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Loss arising from PRC operations	¥ (25,629)	¥ (85,525)	¥ (158,671)
Loss arising from non-PRC operations	(22,672)	(10,614)	(37,442)
Loss before income taxes	(48,301)	(96,139)	(196,113)
Income tax (benefit)/expense relating to PRC operations	4,645	12,976	(6,037)
Income tax benefit relating to non-PRC operations	0	0	(64,357)
Income tax (benefit)/expense	¥ 4,645	¥ 12,976	¥ (70,394)
Effective tax rate for PRC	(18.10%)	(15.20%)	3.80%
Effective tax rate for the Group	(9.60%)	(13.50%)	35.90%